Fees Summary	Aug. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,000,000
Previously Paid Amount
Total Fee Amount	1,837.20
Total Offset Amount
Net Fee	$ 1,837.20